Acquisitions and divestments - Opening balance sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Acquisitions and divestments [Line Items]
Assets	€ 30,961	€ 27,713
Deferred tax liabilities recognised as of acquisition date	45
BioTelemetry [Member]
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	623
Property, plant and equipment recognised as of acquisition date	42
Non-current assets recognised as of acquisition date	48
Deferred tax assets recognised as of acquisition date	78
Inventory recognised as of acquisition date	11
Current assets recognised as of acquisition date	75
Cash and cash equivalents recognised as of acquisition date	205
Assets	1,083
Trade and other payables recognised as of acquisition date	(278)
Deferred tax liabilities recognised as of acquisition date	(160)
Non-current liabilities recognised as of acquisition date	(69)
Contingent consideration recognised as of acquisition date	(16)
Liabilities	(523)
Identifiable assets acquired (liabilities assumed)	560
Goodwill recognised as of acquisition date	1,776
Cash transferred	2,337
Capsule Technologies [Member]
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	217
Property, plant and equipment recognised as of acquisition date	11
Non-current assets recognised as of acquisition date	0
Deferred tax assets recognised as of acquisition date	14
Inventory recognised as of acquisition date	11
Current assets recognised as of acquisition date	97
Cash and cash equivalents recognised as of acquisition date	19
Assets	368
Trade and other payables recognised as of acquisition date	(98)
Deferred tax liabilities recognised as of acquisition date	(46)
Non-current liabilities recognised as of acquisition date	(11)
Liabilities	(155)
Identifiable assets acquired (liabilities assumed)	214
Goodwill recognised as of acquisition date	325
Cash transferred	539
Intact Vascular [Member]
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	169
Deferred tax assets recognised as of acquisition date	24
Inventory recognised as of acquisition date	2
Current assets recognised as of acquisition date	1
Cash and cash equivalents recognised as of acquisition date	10
Assets	207
Trade and other payables recognised as of acquisition date	(2)
Deferred tax liabilities recognised as of acquisition date	(42)
Contingent consideration recognised as of acquisition date	70
Liabilities	(44)
Identifiable assets acquired (liabilities assumed)	163
Goodwill recognised as of acquisition date	148
Consideration transferred, acquisition-date fair value	311
Cash transferred	€ 241